Financial instruments and risk management (Details 2) - Cash flow hedges [member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
2024	R$ (83,790)
2025	(35,899)
2026	(36,205)
2027	(36,082)
2028	(35,285)
2028 onwards	(133,517)
Total	(360,778)
Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
2024	(6,770)
2025	(35,899)
2026	(36,205)
2027	(36,082)
2028	(35,285)
2028 onwards	(133,517)
Total	(283,758)
Revenue Derivatives [Member]
IfrsStatementLineItems [Line Items]
2024	(77,020)
Total	R$ (77,020)